Ellington Financial Mortgage Trust 2022-4 ABS-15G

Exhibit 99.24

LOAN DATA						ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity ID	Customer Loan #	Seller Loan #	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
DJCPX5HCS5H	1617565		XX/XX/XXXX	$XXXX	Not Applicable	$XXXX	$XXXX	03/07/2022	1004 Residential Appraisal																	$XXXX	$XXXX	-8.333%	Reilable Appraisal Services	05/16/2022						Yes	3.5	1
IZAQLA0JDWE	1617561		06/21/2022	$XXXX	$XXXX	$XXXX	$XXXX	05/11/2022	1004 Residential Appraisal												$XXXX	$XXXX	3.200%	XXXX	05/25/2022											Yes	Not Applicable	1.1
KCIOCXF52U1	1617559		06/22/2022	$XXXX	$XXXX	$XXXX	$XXXX	06/03/2022	1004 Residential Appraisal																											Yes	Not Applicable	1